Financial Liabilities Designated At Fair Value Through Profit Or Loss	12 Months Ended
Mar. 31, 2025
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Financial Liabilities Designated At Fair Value Through Profit Or Loss

18	FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial liabilities designated at fair value through profit or loss at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024

	(In millions)
Borrowings	¥311,137	¥248,904
Debt securities in issue	286,709	249,380

Total financial liabilities designated at fair value through profit or loss	¥597,846	¥498,284

The Group applies the fair value option to certain financial liabilities which were issued by the Group’s securities subsidiary. As part of risk management, the Group enters into derivative transactions to offset the profit or loss of financial liabilities containing embedded derivatives, designated at fair value through profit or loss under the fair value option. The carrying amounts of those financial liabilities at March 31, 2025 and 2024 were ¥45,764 million less and ¥24,002 million less than the contractual amounts required to be paid at maturity, respectively. The cumulative profits arising from changes in own credit risk of those financial liabilities were increased by ¥9,511 million from ¥1,695 million at March 31, 2024 to ¥11,206 million at March 31, 2025.